     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 1999

                                                      REGISTRATION NO. 333-41757
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                              EQUITY INVESTOR FUND
                           WESTERN PREMIER PORTFOLIO
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          DEAN WITTER REYNOLDS INC.
                                                       TWO WORLD TRADE
                                                     CENTER--59TH FLOOR
                                                     NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.          COPIES TO:           DOUGLAS LOWE, ESQ.
      P.O. BOX 9051       PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
PRINCETON, NJ 08543-9051           ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 17, 1999.

Check box if it is proposed that this filing will become effective on April 30, 1999 pursuant to paragraph (b) of Rule 485. / x /

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
                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              EQUITY INVESTOR FUND
                              WESTERN PREMIER PORTFOLIO
                              (A UNIT INVESTMENT TRUST)
                              O   DESIGNED FOR CAPITAL APPRECIATION
                              O   REINVESTMENT OPTION



                               -------------------------------------------------
                               The Securities and Exchange Commission has not
SPONSOR:                       approved or disapproved these Securities or
Merrill Lynch,                 passed upon the adequacy of this prospectus. Any
Pierce, Fenner & Smith         representation to the contrary is a criminal
Incorporated                   offense.
Dean Witter Reynolds Inc.      Prospectus dated April 30, 1999.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks or bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, risk tolerance or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION ON THIS PROSPECTUS IS AS OF THE EVALUATION DATE, JANUARY 31, 1999.


CONTENTS
                                                                PAGE
                                                          -----------
Risk/Return Summary.....................................           3
What You Can Expect From Your Investment................           6
   Income...............................................           6
   Records and Reports..................................           6
The Risks You Face......................................           6
   Concentration Risk...................................           6
   Litigation and Legislation Risks.....................           6
Selling or Exchanging Units.............................           7
   Sponsor's Secondary Market...........................           7
   Selling Units to the Trustee.........................           7
   Rollover/Exchange Option.............................           8
How The Fund Works......................................           8
   Pricing..............................................           8
   Evaluations..........................................           9
   Income...............................................           9
   Expenses.............................................           9
   Portfolio Changes....................................          10
   Portfolio Termination................................          10
   No Certificates......................................          10
   Trust Indenture......................................          10
   Legal Opinion........................................          11
   Auditors.............................................          11
   Sponsors.............................................          11
   Trustee..............................................          12
   Underwriters' and Sponsors' Profits..................          12
   Public Distribution..................................          12
   Code of Ethics.......................................          12
   Year 2000 Issues.....................................          12
Taxes...................................................          12
Supplemental Information................................          14
Financial Statements....................................         D-1

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RISK/RETURN SUMMARY


       1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?
        O The objective of this Defined Fund is capital appreciation by investing for a period of about one year in a portfolio consisting of common stocks of companies headquartered in seven selected Western states, chosen for their growth potential.
       2.  WHAT IS THE PORTFOLIO'S INVESTMENT STRATEGY?
        O  The Portfolio contains    common stocks selected by the
           Sponsor for capital appreciation.
           We selected the    common stocks in the Portfolio through
           the following four-step process:
        o First, we identified companies headquartered in one of the states west of the Mississippi River.
        o Second, in those states, we eliminated those companies with a market capitalization of less than $1 billion.
        o Third, of the remaining issuers we screened for companies with positive growth in earnings per share for each of the last three years and with an expected growth rate of earnings per share of at least 10% over the next fiscal year.
        o Finally, the Agent for the Sponsors reviewed the identified stocks for credit quality, liquidity and other factors and made a final selection of the Portfolio.
           Because there is no active management of the Portfolio, the Sponsors anticipate that the Portfolio will remain unchanged until termination despite adverse developments concerning an issuer, an industry or the economy or stock market generally.
        o The Portfolio is not an appropriate investment for investors seeking preservation of capital or a high level of current income.
        o The Portfolio plans to hold the stocks in the Portfolio until March 3, 2000. The Portfolio will terminate by March 3, 2000. At the end of approximately one year, the Portfolio will be liquidated and a new Portfolio will be selected. The Sponsors reserve the right, however, not to offer a new Portfolio. If you notify your financial adviser by February 4, 2000, you may rollover your investment into a new Focus portfolio, if one is offered.
        o If your view of this investment changes, you can exchange your units for units of other Focus or Select Series at any time before the Portfolio terminates. You can also sell your units at any time.



       3. WHAT INDUSTRY SECTORS ARE REPRESENTED IN THE PORTFOLIO? Based upon the principal business of each issuer and current market values, the Portfolio represents the following industry groups:
                                                 APPROXIMATE
                                                  PORTFOLIO
                                                  PERCENTAGE



        o  Computer & Technology                  45%
        o  Oil & Gas Related                          17
        o  Apparel & Consumer Goods               3
        o  Pharmaceuticals                             8
        o  Bank & Financial                            4
        o  Wholesale & Retail                          6
        o  Transportation                              3
        o  Services                                       8
        o  Corporate Utilities                          5
        o  Miscellaneous                                1



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE PORTFOLIO. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o  Stock prices can be volatile.
        o Dividend rates on the stocks or share prices may decline during the life of the Portfolio.
        o Dividend rates on the stocks or share prices may decline during the life of the Portfolio.
        o The value of units will fluctuate with the value of the common stocks in the Portfolio and no assurance can be given that the units will appreciate in value. Current dividend income is not an objective of the Fund.
        o Because the Portfolio is concentrated in stocks in the manufacturing sector, adverse developments in this industry may affect the value of your units. It is also concentrated in stocks of companies headquartered in California (52%) and Texas (33%).

        o There can be no assurance that a company headquartered in a particular region derives a significant part of its business from that region or that this Portoflio will appreciate more than or as much as a Portfolio of stocks with greater geographic diversification.
        o The Portfolio may continue to purchase or hold the stocks originally selected even though their market value may have changed or they may be subject to sell recommendations by one of the Sponsors.
       5.  IS THIS PORTFOLIO APPROPRIATE FOR YOU?
           Yes, if you want capital appreciation. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in equity securities of different issuers.
           The Portfolio is not appropriate for you if you are unwilling to take the risk involved with an equity investment. It may not be appropriate for you if you are seeking preservation of capital or high current income.



       6.  WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Portfolio.



           ESTIMATED ANNUAL OPERATING EXPENSES
                                                                          AMOUNT
                                                                       PER 1,000
                                                                           UNITS
                                                                     -----------
                                                          $    0.90
           Trustee's Fee
                                                          $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating expenses)
                                                          $    2.30
           Organizational Expenses
                                                          $    1.10
           Other Operating Expenses
                                                         -----------
                                                          $    4.73
           TOTAL



           These estimates do not include the costs of purchasing and selling the underlying strategy stocks.
           The Sponsors historically paid organization costs and updating expenses.


           INVESTOR FEES


           You will pay an up-front sales fee of approximately 1.00%, as well as a monthly deferred sales fee of $2.50 per 1,000 units deducted from the Portfolio's net asset value starting April, 1999 through September, 1999.


           The maximum sales fees are as follows:


                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $50,000                             2.75%
           $ 50,000 to $99,999                           2.50%
           $100,000 to $249,999                          2.00%
           $250,000 to $999,999                          1.75%
           $1,000,000 or more                            1.00%



       7.  IS THE PORTFOLIO MANAGED?
           Unlike a mutual fund, the Portfolio is not managed and stocks are not sold because of market changes. The Sponsor monitors the portfolio and may instruct the Trustee to sell securities under certain limited circumstances. However, given the investment philosophy of the Portfolio, the Sponsor is not likely to do so.
       8.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from the Sponsor.
           UNIT PRICE PER 1,000 UNITS           $1,582.80
           (as of January 29, 1999)
           Unit price is based on the net asset value of the Portfolio plus the up-front sales fee.
           The Portfolio stocks are valued by the Trustee on the basis of their closing prices at 4:00 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the stocks.
       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee and the costs of liquidating securities to meet the redemption.

      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays distributions of any dividend income, net of expenses, on the 25th of December, 1999, if you own units on the 10th of that month. Distributions of ordinary income will be dividends for federal income tax purposes and may be eligible for the dividends-received deduction for corporations. You will not be entitled to the 20% maximum federal tax rate for gains from the sale of your Units because you will not have held them for more than one year. Distributions to foreign investors will generally be subject to withholding taxes.

      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You may choose to reinvest your distributions into additional units of the Portfolio. You will pay only the deferred sales fee remaining at the time of reinvestment. Unless you choose reinvestment, you will receive your income distributions in cash.
           EXCHANGE PRIVILEGES
           You may exchange units of this Portfolio for units of certain other Defined Asset Funds. You may also exchange into this Portfolio from certain other funds. We charge a reduced sales fee on designated exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME

Because the Portfolio generally pays dividends as they are received, individual income payments will fluctuate based upon the amount of dividends declared and paid by each issuer. Other reasons your income may vary are:
   o changes in the Portfolio because of sales of securities;
   o changes in the Portfolio's expenses; and
   o the amount of dividends declared and paid.

There can be no assurance that any dividends will be declared or paid.

RECORDS AND REPORTS

You will receive:
o with each distribution, a statement of the amounts of income and any other receipts being distributed;
o annual reports on Portfolio activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of income received during the year. Please contact your tax advisor in this regard.

You may inspect records of Portfolio transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

CONCENTRATION RISK

When stocks in a particular industry make up 25% or more of the Portfolio, it is said to be 'concentrated' in that industry, which makes the Portfolio less diversified.

Here is what you should know about the Portfolio's concentrations in computer and technology stock. Technology stocks tend to be relatively volatile as compared to other types of investments. These kinds of companies
   o are rapidly developing and highly competitive, both domestically and internationally;
   o may be smaller and less seasoned companies with limited product lines, markets or financial resources and limited management or marketing personnel; and
   o are affected by
      --worldwide scientific and technological developments (and resulting product obsolescence);
      --government regulation;
      --increase in material or labor costs;
      --changes in distribution channels; and
      --the need to manage inventory levels in line with product demand.

Other risk factors include:
   o short product life cycles;
   o aggressive pricing and reduced profit margins;
   o dramatic and often unpredictable changes in growth rates;
   o frequent new product introduction and the need to enhance existing products; and
   o intense competition from large established companies and potential competition from small start up companies.

Technology companies are also dependent to a substantial degree upon skilled professional and technical personnel and there is considerable competition for the services of qualified personnel in the industry.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Portfolio.

Future tax legislation could affect the value of the Portfolio by:
   o reducing the dividends-received deduction or
   o increasing the corporate tax rate resulting in less money available for dividend payments.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on their net asset value. Your net asset value is calculated each business day by:
   o adding the value of the Portfolio Securities, cash and any other Portfolio assets;
   o subtracting accrued but unpaid Portfolio expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors, and any other Portfolio liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the Portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining payments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value less any remaining deferred sales fee and the cost of liquidating securities to meet the redemption. We may resell the units to other buyers or to the Trustee.

We have maintained a secondary market continuously for more than 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by contacting your broker, dealer or financial institution that holds your units in street name. Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee will sell your units in the over-the-counter market if it believes it can obtain a higher price. In that case, you will receive the net proceeds of the sale.

If the Portfolio does not have cash available to pay you for the units you are selling we will select securities to be sold. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than you paid for your unit and also reduce the size and diversity of the Portfolio.

If you sell units with a value of at least $250,000, you may choose to receive your distribution 'in kind.' If you so choose, you will receive securities and cash with a total value equal to the price of your units. The

Trustee will try to distribute securities in the portfolio pro rata, but it reserves the right to distribute only one or a few securities. The Trustee will act as your agent in an in-kind distribution and will either hold the securities for your account or transfer them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of securities distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
   o for any other period permitted by SEC order.

ROLLOVER/EXCHANGE OPTION

When this Portfolio is about to terminate, you may have the option to roll your proceeds into a new Focus Portfolio if one is available.

If you notify your financial adviser by February 4, 2000, your units will be redeemed and certain distributed securities plus the proceeds from the sale of the remaining distributed securities will be reinvested in units of a new Focus Portfolio. If you decide not to roll over your proceeds, you will receive a cash distribution (or, if you are eligible and you so choose, an in-kind distribution) after the Portfolio terminates.

The Portfolio will terminate by March 3, 2000. You may, by written notice to the Trustee at least ten business days prior to termination, elect to receive an in-kind distribution of your pro rata share of the Securities remaining in the Portfolio at that time (net of your share of expenses). Of course you can sell your Units at any time prior to termination.

You may exchange units of this Portfolio for units of another Select or Focus Series or certain other Defined Asset Funds at any time before this fund terminates. If you continue to hold your Units, you may exchange units of this Portfolio for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what Portfolios are exchangeable, suitable and currently available.

We may amend or terminate the options to exchange your units or roll your proceeds at any time without notice.

HOW THE FUND WORKS

PRICING

Units are charged a combination of initial and deferred sales fees.

In addition, a portion of the price of a unit also consists of cash to pay all or some of the costs of organizing the Portfolio including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

The deferred sales fee is generally a monthly charge of $2.50 per 1,000 units and is accrued in monthly installments from April, 1999 through September, 1999. Units redeemed or repurchased prior to the accrual of the final deferred sales fee installment will have the amount of any remaining installments deducted from the redemption or repurchase proceeds or deducted in calculating an in-kind distribution. (This deduction will be waived in the event of the death or disability, as defined in the Internal Revenue Code of 1986, of an investor). The initial sales fee is equal to the aggregate sales fee less the aggregate amount of any remaining installments of the deferred sales fee.

It is anticipated that securities will not be sold to pay the deferred sales fee until after the date of the last installment. Investors will be at risk for market price fluctuations in the securities from the several installment accrual dates to the dates of actual sale of securities to satisfy this liability.

EVALUATIONS

The Trustee values the securities on each business day (i.e., any day other than Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). If the securities are listed on a national securities exchange or the Nasdaq National Market, evaluations are generally based on closing sales prices on that exchange or that system or, if closing sales prices are not available, at the mean between the closing bid and offer prices.

INCOME
o The annual income per unit, after deducting estimated annual Portfolio expenses per unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the securities and changes in the expenses of the Portfolio and, to a lesser degree, upon the level of sales of securities.
   There is no assurance that dividends on the securities will continue at their current levels or be declared at all.
o Each unit receives an equal share of distributions of dividend income net of estimated expenses. Because dividends on the securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the income account. The Trustee credits dividends received to an Income Account and other receipts to a Capital Account. The Trustee may establish a reserve account by withdrawing from the these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid a fee monthly. It also benefits when it holds cash for the Portfolio in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Portfolio and other legal fees and expenses;
   o expenses for keeping the Portfolio's registration statement current; and
   o Portfolio termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per 1,000 units annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Portfolio. Legal, typesetting, electronic filing and regulatory fees and expenses asociated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Portfolio, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. Certain of these expenses were previously paid for by the Sponsors.

The Trustee's and Sponsors' fees may be adjusted for inflation without investors' approval.

The deferred sales fees you owe are paid from the Capital Account. Although we may collect the deferred sales charge monthly, to keep Units more fully invested we do not currently plan to pay the deferred sales charge until after the rollover notification date.

The Sponsors will pay advertising and selling expenses at no charge to the Portfolio. If Portfolio expenses exceed initial estimates, the Portfolio will owe the excess. The Trustee has a lien on Portfolio assets to secure reimbursement of Portfolio expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio.

We decide whether to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the Portfolio;
   o size of the Portfolio relative to its original size;
   o ratio of Portfolio expenses to income; and
   o cost of maintaining a current prospectus.

PORTFOLIO TERMINATION

When the Portfolio is about to terminate you will receive a notice, and you will be unable to sell your units after that time. Unless you choose to receive an in-kind distribution of securities, we will sell any remaining securities, and you will receive your final distribution in cash.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

NO CERTIFICATES

All investors are required to hold their Units in uncertificated form and in 'street name' by their broker, dealer or financial institution at the Depository Trust Company.

TRUST INDENTURE

The Portfolio is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors and the Trustee, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;

   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Portfolio without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties;
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities; or
   o the Sponsors determine that its replacement is in your best interest. Investors holding 51% of the units may remove the Trustee. The Trustee may resign or be removed by the Sponsors without the consent of investors. The resignation or removal of the Trustee becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Portfolio; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee and the Sponsors.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
(212) 392-2222

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Baclay Street-- 17W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

The Sponsors or Underwriter may realize profits or sustain losses on stocks in the Portfolio which were acquired from underwriting syndicates of which it was a member.

Any profit or loss to the Portfolio will be effected by the receipt of applicable sales fees and a gain or loss on subsequent deposits of securities.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which it buys units and the prices at which it resells or redeems them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors has adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Portfolio and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Portfolio. The year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

TAXES

The following summarizes the material income tax consequences of holding Units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Portfolio intends to quality for special tax treatment as a regulated investment company so that it will not be subject to federal income tax on the portion of its taxable income that it distributes to investors in a timely manner.

DISTRIBUTIONS

Distributions to you of the Portfolio's dividend income and of the Portfolio's gains from Securities it has held for one year or less will generally be taxed to you as ordinary income, to the extent of the Portfolio's taxable income not attributable to the Portfolio's net capital gain. Distributions to you in excess of the Portfolio's taxable income will be treated as a return of capital and will reduce your basis in your Units. To the extent such distributions exceed your basis, they will be treated as gain from the sale of your Units.

Distributions to you that are treated as ordinary income will constitute dividends for federal income tax purposes. Corporate investors may be eligible for the 70% dividends-received deduction with respect to these distributions (other than distributions from REITs). You should consult your tax adviser.

Distributions to you of the Portfolio's net capital gain will generally be taxable to you as long-term capital gain, regardless of how long you have held your Units.

INCOME OR LOSS UPON DISPOSITION

You will generally recognize capital gain or loss when you dispose of your Units. If you receive Securities upon redemption of your Units, you will generally recognize capital gain or loss equal to the difference between your basis in your Units and the fair market value of the Securities received in redemption.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain or loss will generally be long-term if you have held your investment which produces the gain or loss for more than one year and short-term if you have held it for one year or less. However, you will not be entitled to the 20% maximum federal tax rate for gains from the sale of your units because you will not have held them for more than one year. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE SECURITIES

Your aggregate basis in the Units will generally be equal to the cost of your Units, including the initial sales charge. You should not increase your basis in your Units by deferred sales charges or organizational expenses, because the tax reporting form and annual statements you receive will be based on the net amounts paid to you, from which these expenses will already be deducted.

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you will generally be subject to 30% withholding tax (or a lower applicable treaty rate) on distributions. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

RETIREMENT PLANS

You may wish to purchase units for an Individual Retirement Account ('IRAs') or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from federal taxation. All distributions from these types of plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser about the specific tax rules relating to these plans. These plans are offered by brokerage firms, including the Sponsors of this Portfolio, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Portfolio by calling the Trustee. The supplemental information includes more detailed risk disclosure and general information about the structure and operation of the Portfolio. The supplemental information is also available from the SEC.

 EQUITY INVESTOR FUND,
 PREMIER WESTERN PORTFOLIO
 DEFINED ASSET FUNDS



 REPORT OF INDEPENDENT ACCOUNTANTS

 The Sponsors, Trustee and Holders
   of Equity Investor Fund,
   Western Premier Portfolio
   Defined Asset Funds:

 We have audited the accompanying statement of condition of Equity Investor Fund, Western Premier Portfolio Defined Asset Funds including the portfolio, as of January 31, 1999 and the related statements of operations and of changes in net assets for the period February 6, 1998 to January 31, 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at January 31, 1999, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equity Investor Fund, Western Premier Portfolio Defined Asset Funds at January 31, 1999 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.


 DELIOTTE & TOUCHE LLP
 New York, NY

 April 15, 1999

 EQUITY INVESTOR FUND,
 WESTERN PREMIER PORTFOLIO
 DEFINED ASSET FUNDS

 STATEMENT OF CONDITION
 AS OF JANUARY 31,1999

 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $31,734,663) (Note 1)...................                $47,160,072
   Dividends receivable............................                      4,994
   Receivable from securities sold.................                    308,177
   Deferred organizational cost (Note 6)...........                     47,413
                                                                  _____________

             Total trust property..................                 47,520,656


 Less Liabilities:
   Accrued expenses payable........................  $    30,092
   Organizational expense payable..................       10,517
   Advance from trustee............................       56,883
   Redemption Payable..............................      315,260       412,752
                                                    ____________  _____________
 NET ASSETS, REPRESENTED BY:
   30,272,211 units of fractional undivided
     interest outstanding (Note 3).................   47,103,594
   Undistributed net investment income.............        4,310
                                                    ____________
                                                                   $47,107,904
                                                                 ==============

 UNIT VALUE ($47,107,904/30,272,211 units).........                   $1.55614
                                                                 ==============


                           See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 WESTERN PREMIER PORTFOLIO
 DEFINED ASSET FUNDS

 STATEMENT OF OPERATIONS


                                                       February 6,
                                                          1998
                                                           to
                                                       January 31,
                                                          1999
                                                          ____
 INVESTMENT INCOME:
   Dividend income.................................   $   116,385
   Trustee's fees and expenses.....................       (45,365)
   Sponsors' fees .................................       (12,172)
                                                    _______________

   Net investment income...........................        58,848
                                                    _______________

 REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:
   Realized gain on securities sold ...............       794,266
   Unrealized appreciation of investments..........    15,425,409
                                                    _______________

   Net realized and unrealized gain on
     investments...................................    16,219,675
                                                    _______________

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................   $16,278,523
                                                    ===============



                                     See Notes to Financial Statements.




 EQUITY INVESTOR FUND,
 WESTERN PREMIER PORTFOLIO
 DEFINED ASSET FUNDS

 STATEMENT OF CHANGES IN NET ASSETS

                                                      February 6,
                                                         1998
                                                          to
                                                      January 31,
                                                          1999
                                                          ____
 OPERATIONS:
   Net investment income...........................  $    58,848
   Realized gain on securities sold
      or redeemed..................................      794,266
   Unrealized appreciation of investments..........   15,425,409
                                                    _____________

   Net increase in net assets resulting
      from operations..............................   16,278,523
                                                    _____________

 Income Distributions to Holders (Note 2).........       (64,884)
 Principal Distributions to Holders...............       (94,669)
                                                    _____________

 Total Distributions..............................      (159,553)

CAPITAL SHARE TRANSACTIONS:
   Issuance of 33,097,288 addtional units(Note 1).    35,078,783
   Redemptions of 3,117,541 units (Note 5)........    (3,769,884)
   Deferred sales charge..........................      (562,058)
   Organnizational cost (Note 6)..................       (47,413)
                                                    _____________

 NET CAPITAL SHARE TRANSACTIONS....................   30,699,428
                                                    _____________

 NET INCREASE IN NET ASSETS........................   46,818,398

 NET ASSETS AT BEGINNING OF PERIOD.................      289,506
                                                    _____________

 NET ASSETS AT END OF PERIOD.......................  $47,107,904
                                                    =============
 PER UNIT:
   Income distributions during period..............     $.00210
                                                    =============
   Principal distributions during period...........     $.00307
                                                    =============
   Net asset value at end of period................    $1.55614
                                                    =============

 TRUST UNITS OUTSTANDING AT END OF PERIOD..........  30,272,211
                                                    =============
                                See Notes to Financial Statements.

 EQUITY INVESTOR FUND,
 WESTERN PREMIER PORTFOLIO
 DEFINED ASSET FUNDS


 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value: for securities listed on a national securities exchange, value is based on the closing sale price on such exchange and, for securities not so listed, value is based on current bid price on the over-the-counter market. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Dividend income is recorded on the ex-dividend dates.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of each month. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3. NET CAPITAL
     Cost of 30,272,211 units at Dates of Deposit................  $32,105,505
     Sales charge including deferred sales charge................     (562,058)
     Redemptions of units - cost of 3,117,541 units redeemed ....     (517,446)
     Realized gain on securities sold or redeemed................      794,266
     Net unrealized appreciation of investments..................   15,425,409
     Principal Distributions.....................................      (94,669)
     Organizational cost.........................................      (47,413)
                                                                 ______________

     Net capital applicable to Holders...........................  $47,103,594
                                                                 ==============

 EQUITY INVESTOR FUND,
 WESTERN PREMIER PORTFOLIO
 DEFINED ASSET FUNDS


 NOTES TO FINANCIAL STATEMENTS

  4. As of January 31, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $15,425,409, of which $3,784,485 related to depreciated securities and $19,209,894 related to appreciated securities. The aggregate cost of investment securities for Federal income tax purposes was $31,734,663 at January 31,1999.

  5. REDEMPTIONS

     Holders may request redemptions of units by presentation thereof to the Trustee, The Bank of New York.

  6. REINVESTMENT PLAN

     Holders may participate in the Fund's Reinvestment Plan, subject to its terms, by filing an appropriate notice of election.

  7. DEFERRED ORGANIZATIONAL COSTS

     Organizational costs have been deferred and amortized over the life of the fund.

EQUITY INVESTOR FUND,
WESTERN PREMIER PORTFOLIO
DEFINED ASSET FUNDS

PORTFOLIO
AS OF JANUARY 31, 1999

                                        Number
                                          of
                                        Shares
Port-                                     of       Percentage
folio                                   Common     of Value
No.   Description of Securities         Stock      of Fund(2)           Cost(1)      Market Value(1)
___  _________________________          ______     __________          ________      _______________
 1   AirTouch Communications            40,400        8.27 %        $ 1,938,520          $ 3,901,123
 2   ALZA Corp.                         28,900        3.10            1,227,070            1,461,256
 3   American General Corp.              9,550        1.44              605,774              681,034
 4   American International Group(8)     8,423        1.84              482,419              867,043
 5   Avery Dennison Corp.                9,400        0.99              493,320              464,713
 6   BMC Software, Inc.(4)              40,900        4.05            1,706,413            1,909,519
 7   BankAmerica Corp.(7)                9,805        1.39              727,761              655,709
 8   Callaway Golf Co.                   6,300        0.15              165,909               69,300
 9   Cisco Systems(3)                   46,125       10.91            2,130,103            5,145,820
10   Clorox Company, The                10,100        2.68              880,505            1,263,763
11   Coastal Corp., The(4)              20,500        1.30              681,342              611,156
12   Dell Computer Corp.(5)             83,400       17.68            2,955,547            8,340,000
13   ENSCO International                20,100        0.40              550,361              189,694
14   Franklin Resources, Inc.            8,800        0.63              466,971              294,800
15   Gap, Inc.(3)                       15,225        2.07              485,520              977,255
16   Halliburton Co.                    20,500        1.29              984,000              608,594
17   Intel Corp.                        10,050        3.00              794,372            1,416,422
18   Mattel Inc.                        10,250        0.49              426,659              232,547
19   Microsoft Corp.(4)                 20,200        7.50            1,751,887            3,535,000
20   Microchip Technology               31,450        1.93              765,963              908,119
21   Nike, Inc.                         10,450        1.01              473,613              478,088
22   Oracle Corp.                       61,850        7.26            1,694,984            3,424,944
23   Safeway Inc.(4)                    19,800        2.36              730,021            1,111,275
24   Schlumberger Ltd.(6)               23,468        2.37            1,244,161            1,117,664
25   Service Corp International         31,150        1.05            1,287,970              494,506
26   Solectron Corp.                    31,050        5.86            1,318,956            2,765,391
27   Southwest Airlines(3)              14,725        0.84              288,778              395,734
28   Sysco Corp.(4)                     21,200        1.22              525,259              577,700


EQUITY INVESTOR FUND,
WESTERN PREMIER PORTFOLIO
DEFINED ASSET FUNDS

PORTFOLIO
AS OF JANUARY 31, 1999

                                        Number
                                          of
                                        Shares
Port-                                     of       Percentage
folio                                   Common     of Value
No.   Description of Securities         Stock      of Fund(2)           Cost(1)      Market Value(1)
___  _________________________          ______     __________          ________      _______________

 29   Tidewater Inc.                      9,050        0.41 %        $   384,878          $   195,706
30   Varco International                73,650        1.14            1,844,108              538,566
31   Wal-Mart Stores, Inc.              10,050        1.83              516,584              864,300
32   Watson Pharmaceutical, Inc.        30,450        3.54            1,204,935            1,663,331

                                                  ---------        -------------        -------------
Totals                                              100.00 %        $31,734,663          $47,160,072
                                                  =========        =============        =============







Notes:
(1) See Notes to Financial Statements.
(2) Based on value
(3) Received 3 for 2 stock split
(4) Received 2 for 1 stock split
(5) Received two 2 for 1 stock splits
(6) Received 1.18 shares for each share of Camco International Inc.
(7) Received 1.1316 shares for each share of BankAmerica Corp.
(8) Received 0.855 share for each share of SunAmerica Inc.

                             Def ined
                             Asset FundsSM


HAVE QUESTIONS ?                         EQUITY INVESTOR FUND
Request the most                         WESTERN PREMIER PORTFOLIO
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-41757) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-3044).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      11365--4/99

                       CONTENTS OF REGISTRATION STATEMENT
This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The Cross-Reference Sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:


1.1.1          --Form of Standard Terms and Conditions of Trust Effective
                 October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).
5.1            --Consent of independent accountants.
9.1            --Information Supplement (incorporated by reference to Exhibit
                 9.1 to the Registration Statement of Equity Income Fund, Select Ten Portfolio 1996 International Series B (United Kingdom and Japan Portfolios), 1933 Act File No. 33-00593).

                              EQUITY INVESTOR FUND
                                WESTERN PREMIER
                                   PORTFOLIO
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, EQUITY INVESTOR FUND WESTERN PREMIER PORTFOLIO, DEFINED ASSET FUNDS CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 21ST DAY OF APRIL, 1999.

                     SIGNATURES APPEAR ON PAGE R-3 AND R-4

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)